14. Trade and other receivables (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Opening balance	$ 2,331	$ 4,305
Additions	209	217
Write-offs	(698)	(1,241)
Reversals	(3)
Transfer of assets held for sale	(3)	(871)
Cumulative translation adjustment	(240)	(79)
Closing balance	1,596	2,331
Current	218	1,103
Non-current	$ 1,378	$ 1,228